Non-consolidated Variable Interest Entities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Assets		$ 42
Liabilities
Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Assets	100	41
Liabilities
Trading
Variable Interest Entity [Line Items]
Assets		1
Liabilities
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Maximum loss exposure		42
Variable Interest Entity, Not Primary Beneficiary | Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Maximum loss exposure	100	41
Variable Interest Entity, Not Primary Beneficiary | Trading
Variable Interest Entity [Line Items]
Maximum loss exposure		$ 1